Long Term Investment	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Long-Term Investments [Abstract]
LONG TERM INVESTMENT

7. LONG TERM INVESTMENT

	Equity investments accounted for using the equity method(ii)	Cost method investments without readily determinable fair value(i)	Total	Total
	RMB	RMB	RMB	US$
Balance as of January 1, 2022	72,002	29,725	101,727	14,748
Additions	75,000	32,000	107,000	15,514
Share of gain in equity method investee	25,449	-	25,449	3,690
Balance as of December 31, 2022	172,451	61,725	234,176	33,952

	Equity investments accounted for using the equity method(ii)	Cost method investments without readily determinable fair value(i)	Total	Total
	RMB	RMB	RMB	US$
Balance as of January 1, 2023	172,451	61,725	234,176	32,294
Additions	-	4,500	4,500	621
Share of loss in equity method investee	(288)	-	(288)	(40)
Impairment	-	(3,800)	(3,800)	(524)
Balance as of June 30, 2023	172,163	62,425	234,588	32,351

(i)

Investments of RMB234,588 included the following items:

Investments of RMB5,000 represented of 1.76% equity investment in the privately-held entity (“Zhejiang Qusu Technology Co., Ltd” or “QS”), in which the Company does not have significant influence and such investment do not have readily determinable fair values.

On May 27, 2021, the Company invested RMB10,000 for 4.44% equity interest in Qingdao Weilai JingChanye Investment Fund LP (“QD”), in which the Company does not have significant influence and such investment do not have readily determinable fair values.

On March 8, 2021, the Company invested RMB 8,000 for 13.79% equity interest in Jiada Hexin (Beijing) Technology Co., Ltd. (“Jiada”), in which the Company does not have significant influence and such investment do not have readily determinable fair values.

On December 8, 2021, the Company invested RMB2,925 for 19.50% equity interest in Liujiaoshou Drink Co., Ltd., in which the Company does not have significant influence and such investment do not have readily determinable fair values.

On December 8, 2021, the Company invested RMB3,800 for 19.00% equity interest in Beijing Dunengmaihuo Culture Media Co., Ltd.(“Dunengmaihuo”), in which the Company does not have significant influence and such investment do not have readily determinable fair values.

On May 6, 2022, the Company signed an investment agreement to invest up to RMB5,000 into Valley Hongyuan (Hangzhou) Technology Partnership LP for its 14.28% equity interest, in which the Company does not have significant influence and such investment do not have readily determinable fair values. For the year ended December 31, 2022, the Company invested RMB2,000 into Valley Hongyuan (Hangzhou) Technology Partnership LP.

On December 9, 2022, the Company invested RMB5,000 for 1.55% equity interest in Chengdu Tianfu Yuanhe Jingu Venture Capital Center LP, in which the Company does not have significant influence and such investment do not have readily determinable fair values.

On December 19, 2022, the Company invested RMB25,000 in Banyou Century (Hangzhou) Technology Co., Ltd. for its 7.6923% equity interest, in which the Company does not have significant influence and such investment do not have readily determinable fair values.

On October 9, 2021, the Company signed an investment agreement to invest up to RMB8,500 into Hainan Jiuhe Huiyuan No.1 Fund Partnership (Limited partnership) (“Hainan Jiuhe”) for its 3.26% equity interest, in which the Company does not have significant influence and such investment do not have readily determinable fair values. On January 17, 2023, the Company invested RMB3,500 in Hainan Jiuhe.

On June 19, 2023, the Company invested RMB1,000 in Zhejiang Mengxiang Zhixing Cultural Technology Co., Ltd. for its 5% equity interest, in which the Company does not have significant influence and such investment do not have readily determinable fair values.

(ii)	On October 9, 2021, the Company signed an investment agreement to invest up to RMB150,000 into Qingdao Sixiang Zhuohong Private Equity LP (“Qingdao LP”), which further invests in broadcaster, IT, Big Data, Artificial Intelligence and logistic industry. The Qingdao LLP is managed by two unrelated general partners (GPs). The Company, as a Limited partner, neither participate in the daily operation of Qingdao LP, nor has the exclusive rights to control the partnership meeting and investment decisions. As a result, the Company considers it has significant influence on this investment based on its voting power. As of December 31, 2022, the Company invested RMB150,000 into Qingdao LLP. The Company recorded shares of loss of RMB288 in the six months ended June 30, 2023.

As of June 30, 2023, based on the financial conditions and operating performances of Dunengmaihuo a full impairment loss of RMB3,800 was applied against this investment. The Company believes there was no material market environment change or any other factor that indicating the fair value of the above other investments was less than its carrying value, hence, the Company concluded there is no impairment of the above other investments.

9. LONG TERM INVESTMENT

	Equity investments accounted for using the equity method(ii)	Cost method investments without readily determinable fair value(i)	Total	Total
	RMB	RMB	RMB	US$
Balance as of January 1, 2021	-	5,000	5,000	785
Additions	75,000	54,725	129,725	20,356
Share of loss in equity method investee	(2,998)	-	(2,998)	(470)
Disposal	-	(30,000)	(30,000)	(4,708)
Impairment	-	-	-	-
Balance as of December 31, 2021	72,002	29,725	101,727	15,963

	Equity investments accounted for using the equity method(ii)	Cost method investments without readily determinable fair value(i)	Total	Total
	RMB	RMB	RMB	US$
Balance as of January 1, 2022	72,002	29,725	101,727	14,748
Additions	75,000	32,000	107,000	15,514
Share of gain in equity method investee	25,449	-	25,449	3,690
Balance as of December 31, 2022	172,451	61,725	234,176	33,952

(i)	Investments of RMB234,176 included the following items:

Investments of RMB5,000 represented of 1.76% equity investment in the privately-held entity (“Zhejiang Qusu Technology Co., Ltd” or “QS”), in which the Company does not have significant influence and such investment do not have readily determinable fair values.

On May 27, 2021, the Company invested RMB10,000 for 4.44% equity interest in Qingdao Weilai JingChanye Investment Fund LP (“QD”), in which the Company does not have significant influence and such investment do not have readily determinable fair values.

On March 8, 2021, the Company invested RMB 8,000 for 13.79% equity interest in Jiada Hexin (Beijing) Technology Co., Ltd. (“Jiada”), in which the Company does not have significant influence and such investment do not have readily determinable fair values.

On December 8, 2021, the Company invested RMB2,925 for 19.50% equity interest in Liujiaoshou Drink Co., Ltd., in which the Company does not have significant influence and such investment do not have readily determinable fair values.

On December 8, 2021, the Company invested RMB3,800 for 19.00% equity interest in Beijing Dunengmaihuo Culture Media Co., Ltd., in which the Company does not have significant influence and such investment do not have readily determinable fair values.

On May 6, 2022, the Company signed an investment agreement to invest up to RMB5,000 into Valley Hongyuan (Hangzhou) Technology Partnership LP for its 14.28% equity interest, in which the Company does not have significant influence and such investment do not have readily determinable fair values. For the year ended December 31, 2022, the Company invested RMB2,000 into Valley Hongyuan (Hangzhou) Technology Partnership LP.

On December 9, 2022, the Company invested RMB5,000 for 1.55% equity interest in Chengdu Tianfu Yuanhe Jingu Venture Capital Center LP, in which the Company does not have significant influence and such investment do not have readily determinable fair values.

On December 19, 2022, the Company invested RMB25,000 in Banyou Century (Hangzhou) Technology Co., Ltd. for its 7.6923% equity interest, in which the Company does not have significant influence and such investment do not have readily determinable fair values.

(ii)	On October 9, 2021, the Company signed an investment agreement to invest up to RMB150,000 into Qingdao Sixiang Zhuohong Private Equity LP (“Qingdao LP”), which further invests in broadcaster, IT, Big Data, Artificial Intelligence and logistic industry. The Qingdao LLP is managed by two unrelated general partners (GPs). The Company, as a Limited partner, neither participate in the daily operation of Qingdao LP, nor has the exclusive rights to control the partnership meeting and investment decisions. As a result, the Company considers it has significant influence on this investment based on its voting power. As of December 31, 2021, the Company invested RMB75,000 into Qingdao LLP. For the year ended December 31, 2022, the Company further invested RMB75,000 into Qingdao LLP and had shares of gain of RMB 25,449.

As of December 31, 2022, the Company believes there was no material market environment change or any other factor that indicating the fair value of the above investments was less than its carrying value, hence, the Company concluded there is no impairment of the above investments.